AllianceBernstein U.S. Large Cap Growth Portfolio
AllianceBernstein U.S. Large Cap Growth Portfolio
INVESTMENT OBJECTIVE
The Portfolio's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	AllianceBernstein U.S. Large Cap Growth Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	AllianceBernstein U.S. Large Cap Growth Portfolio
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses:	0.02%
Total Annual Portfolio Operating Expenses	0.02%

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. They assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs as reflected in the Examples would be:

Expense Example - (USD $)	AllianceBernstein U.S. Large Cap Growth Portfolio
After 1 Year	2
After 3 Years	6
After 5 Years	11
After 10 Years	26

PORTFOLIO TURNOVER
The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 91% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Portfolio seeks long-term growth of capital by investing primarily in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. The Adviser tends to focus on companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.

Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of large-capitalization U.S. companies. For these purposes, "large capitalization U.S. companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from $106.71 million to almost $396.25 billion as of October 31, 2011, the Portfolio normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

The Portfolio is designed for those seeking to accumulate capital over time with less volatility than that associated with investments in smaller companies. Normally, about 50-70 companies will be represented in the Portfolio's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets. The Portfolio thus differs from more typical equity mutual funds by focusing on a relatively small number of intensively researched companies. The Portfolio also may invest in non-U.S. securities.

PRINCIPAL RISKS
o  Market Risk: The value of the Portfolio's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

o  Focused Portfolio Risk: This is the risk that investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio's net asset value.

o  Foreign (Non-U.S.) Risk: Investments in securities on non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

o  Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

o how the Portfolio's performance changed from year to year over the life of the Portfolio; and

o how the Portfolio's average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2011, the year-to-date unannualized return for the Portfolio's shares was -12.67%.

Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best quarter was up 16.82%, 3rd quarter, 2009; and Worst quarter was down -21.16%, 4th quarter, 2008.
PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2010)
Average Annual Total Returns -	1 Year	5 Years	Since Inception		Inception Date
AllianceBernstein U.S. Large Cap Growth Portfolio	10.35%	0.76%	3.77%	[1]	May 20, 2005
AllianceBernstein U.S. Large Cap Growth Portfolio Russell 1000(R) Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	3.75%	4.56%	[1]	May 20, 2005
[1]	Inception date is 5/20/05.